UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren        Greenwich, Connecticut     August 14, 2008
       ------------------------   --------------------------  ---------------
            [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             58
                                               -------------

Form 13F Information Table Value Total:           86,038
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- --------  -------------------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- -------- -------- -------

AEGEAN MARINE PETROLEUM NETW           SHS       Y0017S102      956    23,500  SH       SOLE                 23,500
-----------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC            COM       02076X102    1,251    12,000  SH       SOLE                 12,000
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                     COM       032511107      202     2,700  SH       SOLE                  2,700
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                            COM       037411105      264     1,900  SH       SOLE                  1,900
-----------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC                          COM       039380100    1,501    20,000  SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC                    COM       04269X105    1,025   218,000  SH       SOLE                218,000
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP                      COM       067901108      455    10,000  SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC                      COM       055639108    2,352    80,000  SH       SOLE                 80,000
-----------------------------------------------------------------------------------------------------------------------------------
BRIGHAM EXPLORATION CO                 COM       109178103      934    59,000  SH       SOLE                 59,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPSTONE TURBINE CORP                  COM       14067D102      939   224,000  SH       SOLE                224,000
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP                 COM       165167107    3,140    47,600  SH       SOLE                 47,600
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC                     COM NEW     205768203    4,078     6,900  SH       SOLE                  6,900
-----------------------------------------------------------------------------------------------------------------------------------
COMVERGE INC                           COM       205859101      350    25,000  SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                           COM       23126R101      465   484,000  SH       SOLE                484,000
-----------------------------------------------------------------------------------------------------------------------------------
DAYSTAR TECHNOLOGIES INC               COM       23962Q100    1,929   422,000  SH       SOLE                422,000
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW                  COM       25179M103      985     8,200  SH       SOLE                  8,200
-----------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                           SHS       Y2109Q101      321     4,000  SH       SOLE                  4,000
-----------------------------------------------------------------------------------------------------------------------------------
EATON CORP                             COM       278058102      501     5,900  SH       SOLE                  5,900
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES IN           COM       292659109    2,219   161,500  SH       SOLE                161,500
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                         COM       26874Q100    1,316    16,600  SH       SOLE                 16,600
-----------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                        COM       336433107    2,285     8,375  SH       SOLE                  8,375
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD                        COM       367299104      922   360,000  SH       SOLE                360,000
----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                        COM NEW     368710406    1,063    14,000  SH       SOLE                 14,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW             COM       369300108    3,827    62,900  SH       SOLE                 62,900
-----------------------------------------------------------------------------------------------------------------------------------
GENOMIC HEALTH INC                     COM       37244C101      575    30,000  SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC                    COM       375558103      371     7,000  SH       SOLE                  7,000
-----------------------------------------------------------------------------------------------------------------------------------
GRAFTEC INTL LTD                       COM       384313102      537    20,000  SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
GRAN TIERRA ENERGY INC                 COM       38500T101      685    86,000  SH       SOLE                 86,000
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                         COM       406216101    1,396    26,300  SH       SOLE                 26,300
-----------------------------------------------------------------------------------------------------------------------------------
HORNBECK OFFSHORE SVCS INC N           COM       440543106    1,695     3,000  SH       SOLE                  3,000
-----------------------------------------------------------------------------------------------------------------------------------
HORSEHEAD HLDG CORP                    COM       440694305      608    50,000  SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                           COM       452327109      697     8,000  SH       SOLE                  8,000
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                      COM       478160104      367     5,700  SH       SOLE                  5,700
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                        COM       61166W101    4,142    32,756  SH       SOLE                 32,756
-----------------------------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC                    COM       62855J104   17,343   381,000  SH       SOLE                381,000
-----------------------------------------------------------------------------------------------------------------------------------
NANOSPHERE INC                         COM       63009F105     337     98,492  SH       SOLE                 98,492
-----------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME HOLDINGS INC           COM       Y62196103     485     50,000  SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
NXSTAGE MEDICAL INC                    COM       67072V103     557    145,000  SH       SOLE                145,000
-----------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION                      SHS       G65422100    1,676    25,800  SH       SOLE                 25,800
-----------------------------------------------------------------------------------------------------------------------------------
NORTHERN OIL & GAS INC NEV             COM       665531109      930    70,000  SH       SOLE                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
NUVELO INC                           COM NEW     67072M301       95   170,000  SH       SOLE                170,000
-----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP                    COM       704549104    1,558    17,700  SH       SOLE                 17,700
-----------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP                  COM       716495106      885    19,100  SH       SOLE                 19,100
-----------------------------------------------------------------------------------------------------------------------------------
POLYMET MINING CORP                    COM       731916102      326    84,000  SH       SOLE                 84,000
-----------------------------------------------------------------------------------------------------------------------------------
REGENERON PHARMACEUTICALS              COM       75886F107      249    17,250  SH       SOLE                 17,250
-----------------------------------------------------------------------------------------------------------------------------------
REGIONAL BK HOLDRS TR            DEPOSITRY RCPT  75902E100      203     2,250  SH       SOLE                  2,250
-----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC                          COM       779382100      701    15,000  SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
SANGAMO BIOSCIENCES INC                COM       800677106    3,771   379,000  SH       SOLE                379,000
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP                   COM       806605101    1,280    65,000  SH       SOLE                 65,000
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC                   COM       812578102      778    92,000  SH       SOLE                 92,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                       COM CL A     867652109      439     6,100  SH       SOLE                  6,100
-----------------------------------------------------------------------------------------------------------------------------------
SUNTECH PWR HLDGS CO LTD               ADR       86800C104      408    10,900  SH       SOLE                 10,900
-----------------------------------------------------------------------------------------------------------------------------------
THIRD WAVE TECHNOLOGIES INC            COM       88428W108      631    56,500  SH       SOLE                 56,500
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC NEW                     SHS       G90073100    1,981    13,000  SH       SOLE                 13,000
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                         COM       907818108      755    10,000  SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
VAALCO ENERGY INC                    COM NEW     91851C201    1,355   160,000  SH       SOLE                160,000
-----------------------------------------------------------------------------------------------------------------------------------
WHITING PETE CORP NEW                  COM       966387102    4,699    44,300  SH       SOLE                 44,300
-----------------------------------------------------------------------------------------------------------------------------------
ZOLTEK COS INC                         COM        98975W104     243    10,000  SH       SOLE                 10,000

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